BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2022				December 31, 2021
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric (2)	8.2	7	$6,612	$5,945	5.1	7	$6,160	$6,543
Wind	5.2	8	2,331	2,230	3.7	9	2,416	2,577
Utility-scale solar	5.5	13	4,041	3,926	4.1	13	4,110	4,365
Distributed energy & sustainable solutions	3.0	11	796	746	3.9	12	860	912
Total	6.6	9	$13,780	$12,847	4.5	9	13,546	$14,397
Add: Unamortized premiums and discounts(4)			17				57
Less: Unamortized financing fees(4)			(82)				(91)
Less: Current portion			(1,299)				(1,452)
			$12,416				$12,060
(1)Includes $1 million (2021: $8 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $15 million (2021: nil) outstanding to an associate of Brookfield. Refer to Note 28 - Related party transactions for more details.
(3)Excluding non-permanent financings, total weighted-average term is 9 years.
(4)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Summary of future repayments of debt obligations, for each of the next five years
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2023	2024	2025	2026	2027	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$734	$671	$509	$778	$477	$3,443	$6,612
Wind	197	243	149	153	143	1,446	2,331
Utility-scale solar	302	203	209	221	213	2,893	4,041
Distributed energy & sustainable solutions	66	43	39	38	33	577	796
	$1,299	$1,160	$906	$1,190	$866	$8,359	$13,780

Summary of change in the unamortized financing fees of corporate borrowings
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2022	2021
Non-recourse borrowings
Unamortized financing fees and discounts, beginning of year	$(91)	$(93)
Additional financing fees and discounts	(19)	(14)
Amortization of financing and discounts fees	14	13
Foreign exchange translation and other	14	3
Unamortized financing fees and discounts, end of year	$(82)	$(91)

Summary of borrowings
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Transfer to Held for sale	Disposal	Other(2)	December 31
2022
Non-recourse borrowings	$13,512	926	(171)	—	(552)	$13,715
2021
Non-recourse borrowings	$12,822	1,462	—	(362)	(410)	$13,512
(1)Excludes $(20) million (2021: $51 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.